Subsequent Events	3 Months Ended
Jun. 30, 2012
Subsequent Events:
Subsequent Events

NOTE 8 – Subsequent Event

Subsequent to the period ended June 30, 2012, the Company made a further payment of fees in lieu of work of $3,200 to the British Columbia Mineral Titles Branch which had the effect of extending the Judy Claims in good standing to December 19, 2012.